Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock, shares issued	12,186,976,200	10,551,957,534
Common Stock, Shares, Outstanding	12,186,976,200	10,551,957,534
Treasury stock, common shares	100,000	100,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	100	100
Preferred stock, shares outstanding	100	100
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	88,235	88,235
Preferred stock, shares outstanding	88,235	88,235